Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating activities:
Net loss	¥ (6,429,059)	$ (1,008,860)	¥ (3,176,914)	¥ (1,873,383)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	213,082	33,437	115,354	34,734
Accretion related to convertible notes	0	0	21,334	39,477
Foreign exchange loss/(gain)	(7,689)	(1,207)	35,049	4,026
Share-based compensation	315,362	49,487	153,110	1,990
Loss on disposal of property and equipment	35,483	5,568	16,481	0
Extinguishment losses	0	0	29,141	0
Changes in fair value of warrant liabilities	44,457	6,976	(11,450)	100,672
Changes in operating assets and liabilities:
Accounts receivable	(152,714)	(23,964)	(26,508)	(11,836)
Inventories	(151,041)	(23,702)	(224,983)	(131,712)
Advance to suppliers	(49,578)	(7,780)	(14,580)	(1,115)
Prepayments and other current assets	(363,965)	(57,111)	(18,345)	(55,657)
Operating lease right-of-use assets	(742,349)	(116,491)	(1,015,534)	(353,240)
Other non-current assets	(49,175)	(7,717)	(80,029)	(29,250)
Accounts payable	478,676	75,115	804,769	640,895
Salary and welfare payable	107,780	16,913	93,921	30,375
Advances from customers and deferred revenue	103,076	16,175	70,111	66,663
Accrued expenses and other current liabilities	164,625	25,833	182,376	222,760
Operating lease liabilities	747,118	117,239	991,000	350,326
Other non-current liabilities	69,373	10,886
Net cash used in operating activities	(5,666,538)	(889,203)	(2,055,697)	(964,275)
Investing activities:
Purchases of property and equipment	(451,608)	(70,867)	(248,476)	(124,812)
Proceeds from disposal of property and equipment	547	86	1,165	0
Purchases of short-term investments	(9,078,466)	(1,424,609)	(1,306,245)	(1,053,459)
Maturities of short-term investments	5,454,087	855,864	542,437	992,642
Loans to related parties	(2,500)	(392)	(10,100)	0
Repayment of loans from related parties	12,600	1,977
Net cash used in investing activities	(4,065,340)	(637,941)	(1,021,219)	(185,629)
Financing activities:
Proceeds from short-term borrowings	9,558,649	1,499,962	1,444,638	845,583
Repayment of short-term borrowings	(7,672,124)	(1,203,924)	(210,117)	(906,582)
Proceeds from long-term borrowings	0	0	128,000	60,000
Repayment of long-term borrowings	(87,000)	(13,652)	(35,625)	(7,500)
Issuance of redeemable convertible preferred shares, net of issuance costs	6,646,458	1,042,974	2,171,263	961,095
Issuance of convertible notes, net of issuance costs	0	0	0	516,999
Issuance of redeemable noncontrolling interests	30,000	4,708
Proceeds from initial public offering, net of issuance costs	589,959	92,577
Repurchase of ordinary shares	(2,912)	(457)
Advance from shareholders	0	0	158,506	206,679
Repayment of advance from shareholders	(20,390)	(3,200)
Net cash generated from financing activities	9,042,640	1,418,988	3,656,665	1,676,274
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(90,778)	(14,245)	(67,860)	34,670
Net increase/(decrease) in cash and cash equivalents and restricted cash	(780,016)	(122,401)	511,889	561,040
Cash and cash equivalents and restricted cash at the beginning of the year	1,450,448	227,607	938,559	377,519
Cash and cash equivalents and restricted cash at the end of the year	670,432	105,206	1,450,448	938,559
Supplemental disclosure of cash flow information:
Interest paid	77,100	12,099	13,037	18,653
Non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	12,341	1,937	29,489	1,512
Extinguishment of convertible loans provided by the Founder in exchange for warrants	0	0	0	190,500
Issuance of Series C1 redeemable convertible preferred shares upon conversion of convertible notes	0	0	628,709	0
Issuance of Series B4-1 redeemable convertible preferred shares upon exercise of warrants held by the Founder	0	0	203,771	0
Issuance of Series B4 redeemable convertible preferred shares upon exercise of warrants	359,832	56,465
Issuance of Series C1 redeemable convertible preferred shares upon the extinguishment of advance from shareholders	158,506	24,873
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	662,768	104,003	1,376,153	938,559
Restricted cash	7,664	1,203	74,295	0
Cash and cash equivalents and restricted cash at the end of the year	¥ 670,432	$ 105,206	¥ 1,450,448	¥ 938,559